Other Operating (Expense) Income, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating (Expense) Income, Net [Line Items]
Other operating income	$ (461,000)	$ 559,000	$ 1,161,000
Fair Value Adjustments [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income	588,000
NovioGendix [member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income	$ 37,000	632,000
Kreos Drawdown [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income		$ 117,000
Dutch Government [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income			659,000
U.S. Department of Health and Humas Services [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income			$ 382,000